Explanation of initial application of IFRS 9 (Details) ₩ in Millions	Jan. 01, 2018 KRW (₩)
Disclosure of Explanation of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately before initial application of IFRS 9	₩ 16,018,152
Financial assets, carrying amount immediately after initial application of IFRS 9	16,011,383
Financial assets at FVTPL | Financial assets at FVTPL
Disclosure of Explanation of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately before initial application of IFRS 9	111,512
Financial assets, carrying amount immediately after initial application of IFRS 9	111,512
Loans and receivables | Amortized cost
Disclosure of Explanation of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately before initial application of IFRS 9	15,203,663
Financial assets, carrying amount immediately after initial application of IFRS 9	14,405,570
Loans and receivables | Financial assets at FVTPL
Disclosure of Explanation of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately before initial application of IFRS 9	0
Financial assets, carrying amount immediately after initial application of IFRS 9	791,324
Available-for-sale financial assets | FVOCI
Disclosure of Explanation of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately before initial application of IFRS 9	699,833
Financial assets, carrying amount immediately after initial application of IFRS 9	471,903
Available-for-sale financial assets | Financial assets at FVTPL
Disclosure of Explanation of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately before initial application of IFRS 9	0
Financial assets, carrying amount immediately after initial application of IFRS 9	227,930
Held-to-maturity investments | Amortized cost
Disclosure of Explanation of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately before initial application of IFRS 9	3,144
Financial assets, carrying amount immediately after initial application of IFRS 9	₩ 3,144